INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of income tax expense

	2016	2015	2014
Current:
Federal	$69,000	$(492,000)	$501,667
State and City	—	—	348,333
Deferred taxes:
Federal	727,000	1,570,000	(187,000)
State and City	—	(365,000)	(122,000)
Total provision	$796,000	$713,000	$541,000

Schedule of effective income tax rate reconciliation

	2016	2015	2014
Income before income taxes	$2,313,760	$2,921,682	$1,280,323
Other-net	7,427	5,074	1,919
Adjusted pre-tax income	$2,321,187	$2,926,756	$1,282,242
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$789,204	$995,097	$435,962
Federal tax assessment	—	41,175	—
State and City income taxes, net of federal income tax benefit	—	—	107,900
State and City deferred income taxes	—	(365,000)	—
Other-net	6,796	41,728	(2,862)
Income tax provision	$796,000	$713,000	$541,000

Schedule of deferred tax assets and liabilities

	2016		2015
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$158,199	$—	$202,497	$—
Net operating loss carryforward	2,235,743	—	2,247,196	—
Unbilled receivables	—	755,768	—	888,489
Property and equipment	—	6,950,048	—	6,396,520
Deferred revenue	347,083	—	743,750	—
Unrealized gain on marketable securities	—	136,184	—	100,991
Litigation deposit due from contractor	94,932	—	—	—
Other	389,043	—	337,557	—
	$3,225,000	$7,842,000	$3,531,000	$7,386,000
Net deferred tax liability		$4,617,000		$3,855,000

Components of deferred tax provision (benefit)

	2016	2015	2014
Tax depreciation exceeding book depreciation	$553,647	$3,897,397	$406,019
Net operating loss carryforward	11,453	(2,247,196)	—
Decrease (increase) of rental income received in advance	44,298	(50,032)	22,995
Increase (decrease) in unbilled receivables	(132,736)	19,211	172,860
Deferred revenue	396,667	(28,333)	(946,033)
Litigation deposit due from contractor	(94,932)	—	—
Other	(51,397)	(21,047)	35,159
	$727,000	$1,570,000	$(309,000)